Portfolio of Investments
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 12.9%
Entertainment 3.1%
Endeavor Group Holdings, Inc., Class A(a)	205,242	6,058,744
Netflix, Inc.(a)	23,441	8,780,764
Take-Two Interactive Software, Inc.(a)	130,221	20,020,177
Walt Disney Co. (The)(a)	101,820	13,965,631
Total		48,825,316
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	15,301	42,557,436
Alphabet, Inc., Class C(a)	16,317	45,573,218
Meta Platforms, Inc., Class A(a)	101,750	22,625,130
Snap, Inc., Class A(a)	142,543	5,130,123
Total		115,885,907
Media 1.0%
Comcast Corp., Class A	336,069	15,734,751
Wireless Telecommunication Services 1.4%
T-Mobile USA, Inc.(a)	173,570	22,277,709
Total Communication Services		202,723,683
Consumer Discretionary 9.6%
Automobiles 1.0%
Tesla Motors, Inc.(a)	14,015	15,102,564
Hotels, Restaurants & Leisure 0.8%
Chipotle Mexican Grill, Inc.(a)	3,268	5,170,074
McDonald’s Corp.	33,523	8,289,567
Total		13,459,641
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	23,737	77,381,433
eBay, Inc.	304,541	17,438,018
Total		94,819,451
Specialty Retail 0.5%
Lowe’s Companies, Inc.	37,593	7,600,929
Textiles, Apparel & Luxury Goods 1.3%
Tapestry, Inc.	362,181	13,455,024
Under Armour, Inc., Class A(a)	374,056	6,366,433
Total		19,821,457
Total Consumer Discretionary		150,804,042
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.1%
Beverages 0.4%
Monster Beverage Corp.(a)	90,642	7,242,296
Food & Staples Retailing 3.7%
Sysco Corp.	350,976	28,657,190
Walmart, Inc.	197,998	29,485,862
Total		58,143,052
Food Products 1.0%
Mondelez International, Inc., Class A	248,429	15,596,373
Total Consumer Staples		80,981,721
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
Canadian Natural Resources Ltd.	251,166	15,567,268
Chevron Corp.	196,695	32,027,847
EOG Resources, Inc.	140,986	16,809,761
Total		64,404,876
Total Energy		64,404,876
Financials 10.3%
Banks 3.0%
Bank of America Corp.	703,360	28,992,499
JPMorgan Chase & Co.	131,122	17,874,551
Total		46,867,050
Capital Markets 3.1%
BlackRock, Inc.	19,819	15,145,085
MSCI, Inc.	18,933	9,521,027
State Street Corp.	270,210	23,540,695
Total		48,206,807
Consumer Finance 0.3%
American Express Co.	29,913	5,593,731
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B(a)	128,811	45,458,690
Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.0%
Aon PLC, Class A	11,947	3,890,302
Willis Towers Watson PLC	51,645	12,199,582
Total		16,089,884
Total Financials		162,216,162
Health Care 11.8%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	81,404	6,276,248
Vertex Pharmaceuticals, Inc.(a)	74,880	19,541,434
Total		25,817,682
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	112,396	13,303,191
Baxter International, Inc.	96,006	7,444,305
Medtronic PLC	238,282	26,437,388
Total		47,184,884
Health Care Providers & Services 2.7%
Anthem, Inc.	39,593	19,448,874
CVS Health Corp.	219,115	22,176,629
Total		41,625,503
Pharmaceuticals 4.5%
Eli Lilly & Co.	92,401	26,460,874
Johnson & Johnson	254,569	45,117,264
Total		71,578,138
Total Health Care		186,206,207
Industrials 8.6%
Aerospace & Defense 3.2%
Raytheon Technologies Corp.	514,714	50,992,716
Airlines 1.3%
Southwest Airlines Co.(a)	451,789	20,691,936
Building Products 0.3%
Carrier Global Corp.	98,288	4,508,471
Industrial Conglomerates 1.2%
Honeywell International, Inc.	100,282	19,512,871
Road & Rail 2.6%
Common Stocks (continued)
Issuer	Shares	Value ($)
Uber Technologies, Inc.(a)	607,014	21,658,260
Union Pacific Corp.	68,031	18,586,749
Total		40,245,009
Total Industrials		135,951,003
Information Technology 29.4%
Electronic Equipment, Instruments & Components 1.4%
TE Connectivity Ltd.	174,128	22,807,286
IT Services 5.6%
Akamai Technologies, Inc.(a)	81,755	9,760,729
Fidelity National Information Services, Inc.	40,576	4,074,642
Global Payments, Inc.	76,653	10,489,197
International Business Machines Corp.	74,212	9,649,044
MasterCard, Inc., Class A	73,330	26,206,675
PayPal Holdings, Inc.(a)	107,081	12,383,918
Visa, Inc., Class A	68,132	15,109,634
Total		87,673,839
Semiconductors & Semiconductor Equipment 3.7%
GlobalFoundries, Inc.(a)	59,625	3,721,793
Lam Research Corp.	32,576	17,513,183
Marvell Technology, Inc.	104,592	7,500,292
Micron Technology, Inc.	103,354	8,050,243
NVIDIA Corp.	79,171	21,602,599
Total		58,388,110
Software 12.0%
Adobe, Inc.(a)	45,897	20,911,591
Intuit, Inc.	49,705	23,900,152
Microsoft Corp.	353,234	108,905,574
Palo Alto Networks, Inc.(a)	44,029	27,408,493
Salesforce.com, Inc.(a)	40,577	8,615,309
Total		189,741,119
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	601,249	104,984,088
Total Information Technology		463,594,442

2	Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Contrarian Core Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.4%
Chemicals 3.1%
Corteva, Inc.	276,814	15,911,269
Ecolab, Inc.	51,377	9,071,123
International Flavors & Fragrances, Inc.	117,403	15,418,536
Nutrien Ltd.	80,053	8,324,711
Total		48,725,639
Metals & Mining 0.3%
Newmont Corp.	67,473	5,360,730
Total Materials		54,086,369
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.2%
American Tower Corp.	75,848	19,054,535
Real Estate Management & Development 0.3%
Zillow Group, Inc., Class C(a)	87,636	4,319,578
Total Real Estate		23,374,113
Utilities 2.5%
Electric Utilities 1.4%
American Electric Power Co., Inc.	222,283	22,177,175
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	250,779	17,554,530
Total Utilities		39,731,705
Total Common Stocks (Cost $1,134,884,094)		1,564,074,323

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(b),(c)	14,879,279	14,873,327
Total Money Market Funds (Cost $14,873,327)		14,873,327
Total Investments in Securities (Cost: $1,149,757,421)		1,578,947,650
Other Assets & Liabilities, Net		(1,602,992)
Net Assets		1,577,344,658

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	12,885,067	87,336,743	(85,348,483)	—	14,873,327	(5,473)	7,154	14,879,279
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Contrarian Core Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7002_12_A01_(05/22)